Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2023
Net Fee And Commission Income [Abstract]
Schedule of fee and commission income

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m

Fee and commission income:
Current accounts	308	328
Credit and debit card fees	614	558
Commercial banking and treasury fees	93	117
Factoring	39	41
Other fees and commissions	142	136
Total fee and commission income	1,196	1,180
Fee and commission expense	(550)	(532)
Net fee and commission income	646	648